LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($)		Feb. 28, 2017	Feb. 29, 2016
Long Term Prepayments Disclosures [Line Items]
Long-term prepayments	[1]	$ 59,293,208	$ 9,021,180
Loan to employees	[2]	10,999,053	4,853,110
Loan receivables	[3]	18,027,010	0
Other non-current assets	[4]	7,788,646	11,447,401
Prepaid Expense and Other Assets, Noncurrent		$ 96,107,917	$ 25,321,691

[1]	As of February 29, 2016 and February 28, 2017, the Group made prepayments to acquire minority equity interests in several third-party companies. The Group recognized $nil, $317,523 and $nil impairment loss during the fiscal years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively.
[2]	Please see Note 5(3) for details.
[3]	In October 2016, the Group provided a long term loan to a third party. The principal amount is $17,591,858 (equivalent to RMB 120,794,490) with the interest rate as 7.98% per annum. An interest of $435,152 was accrued for the year ended February 28, 2017. The loan principal and all interests will be received upon maturity. The third party pledged its equity interest in a privately held education company to the Group to guarantee the loan principal and interests.
[4]	As of February 29, 2016, other non-current assets mainly represented a bridge loan to a third party online company, which was converted into the Group's equity interest held in the borrower in fiscal year 2017. As of February 28, 2017, other non-current assets were primarily made up of the unamortized debt issuance costs to be amortized beyond one year associated with the facilities under long-term debt as disclosed in Note 13.